Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2025
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
31.	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The Group’s management is responsible for determining the policies and procedures for the fair value measurement of financial instruments. At each reporting date, management analyzes the movements in the values of financial instruments and determines the major inputs applied in the valuation. The valuation is reviewed and approved by management.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Management has assessed that the carrying amounts of financial assets included in accounts receivable, financial assets included in deposits and other receivables, cash and cash equivalents, pledged bank deposits, financial liabilities included in accounts and other payable and lease liabilities reasonably approximate to their fair values largely due to the short term maturities/no fixed terms of repayment of these instruments or because the effect of discounting not reflected in the carrying amounts of these instruments are not material. The fair values of the non-current portion of deposits and lease liabilities have been calculated and assessed mainly by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities, as appropriate. The changes in fair value as a result of the Group’s own non-performance risk for interest-bearing borrowings and lease liabilities as at December 31, 2025 and 2024 were assessed to be insignificant.

The warrant liabilities are initially recognized at fair value and are subsequently remeasured at fair value at the end of each reporting period. As of December 31, 2025 Public Warrants and Sponsor Warrant issued that are accounted for as a derivative financial liability and measured at fair value at each reporting date Level 1 and Level 2 Instrument respectively.

The fair value of non-current financial asset represents an unlisted equity investment designated at fair value through other comprehensive income have been estimated using a market-based valuation technique based on inputs that are not observable market prices or rates. The valuation requires the management to determine comparable companies (peers) based on industry, size, leverage and strategy, and to calculate the enterprise value to sales (“EV/S”) multiple for each comparable company identified. The multiple is calculated by dividing the enterprise value of the comparable company by a sales measure. The trading multiple is then discounted for considerations such as illiquidity. The discounted multiple is applied to the corresponding sales measure of the unlisted equity investments to measure the equity value. The value of the unlisted equity investment is further derived from by option pricing model (OPM) based on calculated equity value. Management believes that the estimated fair value resulting from the valuation techniques, which are recorded in the consolidated statement of financial position, and the related changes in fair value, which are recorded in other comprehensive income, are reasonable, and that they were the most appropriate values at the end of the reporting period. The carrying amount and the estimated fair value of the non-current financial asset are US$544,000 and US$600,000, respectively as of December 31, 2025 and 2024.

For the fair value of the unlisted equity investments at fair value through other comprehensive income, management has estimated the potential effect of using reasonably possible alternatives as inputs to the valuation model.

Below is a summary of significant unobservable inputs to the non-current financial asset together with a quantitative sensitivity analysis as at December 31, 2025 and 2024:

	Valuation technique	Significant unobservable input	Relationship of significant unobservable inputs to fair value	Sensitivity of fair value to the input
Unlisted equity investments	Valuation multiples	Average EV/S multiple of peers 2025: 3.82x (2024: 4.82x)	A significant increase in average EV/S multiple of peers would result in a significant increase in fair value, and vice versa	A 10% increase of average EV/S would result in increase in fair value of non-current financial asset by US$36,418 (2024: US$45,797) and a 10% decrease of average EV/S would result in decrease in fair value of non-current financial asset by US$39,998 (2024: US$45,797).
		Volatility 2025: 36% (2024: 50%)	A significant increase in volatility would result in a significant decrease in fair value, and vice versa	A 10% increase in volatility would result in decrease in fair value of non-current financial asset by US$6,240 (2024: US$6,060) and a 10% decrease in volatility would result in increase in fair value of non-current financial asset by US$5,666 (2024: US$6,060).